Unaudited Condensed Statements of Changes In Stockholders' Equity - USD ($)	Total	Common Class A [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at May. 30, 2018
Beginning balance, Shares at May. 30, 2018
Sale of common shares to GS Sponsor II LLC	$ 5,000			$ 2,012	$ 2,988
Stock Issued During Period, Shares, Issued for Services				20,125,000
Net (loss) income	(295)					$ (295)
Ending balance at Dec. 31, 2018	4,705			$ 2,012	2,988	(295)
Ending balance, Shares at Dec. 31, 2018				20,125,000
Net (loss) income	(341)					(341)
Ending balance at Dec. 31, 2019	4,364		$ 0	$ 2,012	2,988	(636)
Ending balance, Shares at Dec. 31, 2019			0	20,125,000
Net (loss) income	0		$ 0	$ 0	0	0
Ending balance at Mar. 31, 2020	4,364		$ 0	$ 2,012	2,988	(636)
Ending balance, Shares at Mar. 31, 2020			0	20,125,000
Beginning balance at Dec. 31, 2019	4,364		$ 0	$ 2,012	2,988	(636)
Beginning balance, Shares at Dec. 31, 2019			0	20,125,000
Net (loss) income	(32,176,518)
Ending balance at Sep. 30, 2020	(84,872,742)
Beginning balance at Dec. 31, 2019	4,364		$ 0	$ 2,012	2,988	(636)
Beginning balance, Shares at Dec. 31, 2019			0	20,125,000
Excess of cash received over fair value of private placement warrants	8,049,674				8,049,674
Forfeiture of Founder Shares pursuant to partial exercise of underwriters' over-allotment option				$ (138)	138
Forfeiture of Founder Shares pursuant to partial exercise of underwriters' over-allotment option, Shares				(1,375,000)
Accretion for Class A common stock to redemption amount	(60,750,262)	$ (60,750,262)			(8,052,800)	(52,697,462)
Net (loss) income	(45,255,407)					(45,255,407)
Ending balance at Dec. 31, 2020	(97,951,631)		$ 0	$ 1,874	0	(97,953,505)
Ending balance, Shares at Dec. 31, 2020			0	18,750,000
Beginning balance at Mar. 31, 2020	4,364		$ 0	$ 2,012	2,988	(636)
Beginning balance, Shares at Mar. 31, 2020			0	20,125,000
Net (loss) income	(46,399)		$ 0	$ 0	0	(46,399)
Ending balance at Jun. 30, 2020	(42,035)		$ 0	$ 2,012	2,988	(47,035)
Ending balance, Shares at Jun. 30, 2020			0	20,125,000
Beginning balance at Dec. 31, 2020	(97,951,631)		$ 0	$ 1,874	0	(97,953,505)
Beginning balance, Shares at Dec. 31, 2020			0	18,750,000
Net (loss) income	9,682,349		$ 0	$ 0	0	9,682,349
Ending balance at Mar. 31, 2021	(88,269,282)			$ 1,874	0	(88,271,156)
Ending balance, Shares at Mar. 31, 2021				18,750,000
Net (loss) income	(8,668,666)		0	$ 0	0	(8,668,666)
Ending balance at Jun. 30, 2021	$ (96,937,948)		$ 0	$ 1,874	$ 0	$ (96,939,822)
Ending balance, Shares at Jun. 30, 2021			0	18,750,000